ZEA CAPITAL

June 19, 2010

INVEST IN MAIN STREET, NOT WALL STREET.

The following information contains, or may be deemed to contain, "forward-looking statements" within the meaning of Section 27A of the Securities Act of 1933, as amended. These forward-looking statements include all statements regarding the current intent, belief or expectations regarding matters covered and all statements which are not statements of historical fact. By their nature, forward-looking statements involve risks and uncertainties because they relate to events and depend on circumstances that may or may not occur in the future. The future results of the issuer may vary from the results expressed in, or implied by, forward-looking statements, possibly to a material degree. Since these factors can cause results, performance and achievements to differ materially from those discussed in this presentation, you are cautioned not to place undue reliance on the forward-looking statements. Zea Capital Fund LLC (the "Fund") will update these forward-looking statements to reflect any material changes occurring prior to the completion of the offering. For a discussion of some of the important factors that could cause results to differ from those expressed in, or implied by, the forward-looking statements contained herein, please refer to the Fund's registration statement (SEC File No. 333-163888), in particular, the "Risk Factors" section. The forward-looking statements in this document are excluded from the safe harbor protection of Section 27A of the Securities Act of 1933.

The following information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. These materials are not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

ZEA CAPITAL | INVEST IN MAIN STREET, NOT WALL STREET.

Welcome

IOWA CORN GROWERS ASSOCIATION

Don Elsbernd, ICGA President

ZEA CAPITAL | INVEST IN MAIN STREET, NOT WALL STREET.

Iowa Corn Growers Association Video

Disclaimer:
The following message does not constitute an offer to sale or a solicitation of an offer to buy units of Zea Capital Fund LLC (the “Fund”).  The content of this message is not incorporated by reference into the Fund’s preliminary prospectus (the “Preliminary Prospectus”).  Prospective investors in the Fund should carefully consider the following regarding the Fund before investing:  the Fund’s investment objectives discussed in the Preliminary Prospectus, its risks beginning on page 15 of the Preliminary Prospectus, and the Fund’s charges and expenses, which are discussed on page 10 of the Preliminary Prospectus.  The Preliminary Prospectus, which contains this and other information about the Fund is available and should be read carefully before investing.  A copy of the Preliminary Prospectus may be obtained from Nations Financial Group, Inc. by calling (800) 351-2471 or by writing to 4000 River Ridge Drive NE, Cedar Rapids, Iowa 52406.

We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This message is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

The ICGA is not participating in or passing on the suitability or advisability of the Fund’s offering, and the Fund’s operations will be overseen by its Board of Directors and not the ICGA-including oversight of the Fund’s investments, which will be made by AAVIN Equity Advisors.  The ICGA does not have any obligation to provide any monetary support to the Fund.

Craig Floss -CEO, Iowa Corn Growers Association and Iowa Corn Promotion Board:
One of my primary roles at Iowa Corn is to assist and coordinate the strategic development on behalf of the Board and Iowa Corn Growers.  During one of those processes, about ten years ago, we were talking about how we could help producers generally diversify their operations, because as most of us know most farmers put the bulk of their profits right back into their operations and they are not very diversified.  What we have learned after we started investigating the diversification part of our strategic planning was is that farmers really did want a tool which would allow them opportunities that they wouldn’t normally have access to.

Glen Moeller - Farmer; Davenport, Iowa:
The Iowa Corn Growers through their strategic planning and the suggestions that came out of strategic planning has opened a lot of doors for possible diversification of farm enterprises going down the line.

Moe Russell-President; Russell Consulting Group:
First of all, private equity, I think, provides a lot of opportunities right now and the timing in the economy, in Midwest agricultural and economy and lastly, it provides the diversification opportunities, I think, farmers are looking for, particularly those that have investable cash.

Glen Moeller - Farmer; Davenport, Iowa:
Iowa farmers traditionally support their main street businesses.  It has been part of the heritage that Iowa farmers have continued on for a long time.  The idea of investing in Wall Street is extremely foreign.  It is very difficult for an Iowa farmer to allow themselves to go beyond main street.

Craig Floss, CEO

.

IOWA CORN PROMOTION BOARD

IOWA CORN GROWERS ASSOCIATION

Iowa Corn Opportunities
Connecting. Cultivating. Capitalizing.

ZEA CAPITAL | INVEST IN MAIN STREET, NOT WALL STREET.

Why ICGA formed Zea Capital

- ***Response to grower requests for investment options***
- ***Provide opportunities for wealth diversification and legacy planning***
  - **Off-farm investments**
  - **Investments typically unavailable to public**
  - **Investments not made by Wall Street**
- ***Strengthen Midwestern economies, businesses and communities***

ZEA CAPITAL | INVEST IN MAIN STREET, NOT WALL STREET.

Zea is professionally managed

- *ICGA formed Zea, but is not managing it*
- *Independent Board of Directors will provide governance*
- *AAVIN Equity Advisors will direct investment activity*
  - Chosen by the Board after reviewing more than a dozen professional advisory groups

ZEA CAPITAL | INVEST IN MAIN STREET, NOT WALL STREET.

AAVIN will manage the Fund's investments

- *Cedar Rapids based for 30+ years*
- *Team of 5 investment professionals*
  - 4 prior funds managed with this strategy
  - >145 years of collective investment experience
  - >125 deals completed

ZEA CAPITAL | INVEST IN MAIN STREET, NOT WALL STREET.

Investment objective & strategies

- ***Provide long-term capital growth for investors***
- ***Invest in the stock of 20 to 25 small businesses***
- ***Invest primarily in the Midwest***
- ***Invest in a diverse range of industries***
- ***Active value-added involvement with companies***

ZEA CAPITAL | INVEST IN MAIN STREET, NOT WALL STREET.

ZEA CAPITAL | INVEST IN MAIN STREET, NOT WALL STREET.

AAVIN Equity Advisors, LLC video

Disclaimer
The following message does not constitute an offer to sale or a solicitation of an offer to buy units of Zea Capital Fund LLC (the “Fund”).  The content of this message is not incorporated by reference into the Fund’s preliminary prospectus (the “Preliminary Prospectus”).  Prospective investors in the Fund should carefully consider the following regarding the Fund before investing:  the Fund’s investment objectives discussed in the Preliminary Prospectus, its risks beginning on page 15 of the Preliminary Prospectus, and the Fund’s charges and expenses, which are discussed on page 10 of the Preliminary Prospectus.  The Preliminary Prospectus, which contains this and other information about the Fund is available and should be read carefully before investing.  A copy of the Preliminary Prospectus may be obtained from Nations Financial Group, Inc. by calling (800) 351-2471 or by writing to 4000 River Ridge Drive NE, Cedar Rapids, Iowa 52406.

We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This message is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
The ICGA is not participating in or passing on the suitability or advisability of the Fund’s offering, and the Fund’s operations will be overseen by its Board of Directors and not the ICGA-including oversight of the Fund’s investments, which will be made by AAVIN Equity Advisors.  The ICGA does not have any obligation to provide any monetary support to the Fund.

The following portfolio companies have been selected by AAVIN as a sample of the geographical diversity and various industries for which AAVIN has provided investment advice and for which AAVIN sponsored funds have made investments.  AAVIN has not used performance-based data to determine which portfolio companies to include in this advertisement.  It is not known whether the listed portfolio companies approve or disprove of AAVIN, the advisory services provided by AAVIN or of their relationship with AAVIN.

The information provided represents the opinion of AAVIN and is not intended to be a forecast of future events, a guarantee of future results, investment advice or an indication of the companies expected to be invested in by Zea Capital.  It is not intended to provide specific advice or to be construed as an offering of securities or recommendation to invest.  This information is intended to be informational only and is not exhaustive or conclusive.

Lou Hagen - S.V.P. of Operations - Hoffco, Inc.; Wood Lake, MN:
Hoffco is a wood products company and more specifically we make kitchen cabinet accessories.  Accessories would be wine racks, galley rail, pantry kits, Lazy Susans -- the types of storage items generally that go inside cabinets.

John Barrow - President - Coolibar; Minneapolis, MN:
Coolibar is a smaller company but a growing company and we provide sun protection products, particularly clothing and swimwear and hats to people who have had too much sun exposure and really need to have a reliable form of protecting themselves from the sun.

Brad Blakenship - President & CEO - Varidigm; Plymouth, MN:
Varidigm is located in Plymouth, Minnesota and its a company that builds electronic circuit boards that actually go inside a furnace to operate all aspects of the furnace, to control the air and the gas and the circulating air so we can make the space as comfortable as possible and also to operate as quietly as it can possibly operate and sufficient.

Mike Brown - President & CEO -Dynamic Broadband; Cedar Rapids, IA:
Dynamic Broadband is based in Cedar Rapids, Iowa.  We are a high speed wireless internet provider, which means we transmit a high speed internet connection off of about 70 tower sites around the State of Iowa.  We serve 2,000 customers both residential and business customers across the state.

AAVIN geographic focus – Middle America

ZEA CAPITAL | INVEST IN MAIN STREET, NOT WALL STREET.

AAVIN I investment mix

Telecom
Consumer Products
Software Related
Retail
Manufacturing/ Industrial
Publishing/Media
Professional, Scientific & Technical Services
Marketing Services
Medical/Life Sciences

Portfolio Company Examples

WindLogics

Varidigm
It's right inside.

HOFFCO
CABINET ACCESSORIES & COMPONENTS
A HOFFCO WOOD PRODUCTS COMPANY

pmt Industries, LLC

ZEA CAPITAL | INVEST IN MAIN STREET, NOT WALL STREET.

Zea Capital investment process

# of Portfolio Companies
Investment Period
Realization Period
Year 1
Year 5
Year 10+

Portfolio Company Examples

Metalforming Controls

RuffaloCODY

Innovative Solutions for Nonprofit Organizations

ZEA CAPITAL | INVEST IN MAIN STREET, NOT WALL STREET.

Potential Benefits of Zea Capital investment

- ***$25,000 investment in a Fund intends to invest in 20 to 25 private companies***
- ***Opportunity for wealth diversification***
  - **Product not typically available as a public fund**
  - **Alternative to public stocks and bonds**
  - **Variety of industries among Zea's investments**
- ***Investment in our regional economy***

ZEA CAPITAL | INVEST IN MAIN STREET, NOT WALL STREET.

How to invest in Zea Capital

- *$25,000 minimum investment*
- *Fill out card indicating your interest*
- *You will be contacted by a broker*
  - Will assess suitability of this investment
  - Will assess fit with your existing portfolio and your investment objectives
- *You must be an ICGA member (or join)*
- *Questions?*

ZEA CAPITAL | INVEST IN MAIN STREET, NOT WALL STREET.

THANK YOU!

ZEA CAPITAL

INVEST IN MAIN STREET,
NOT WALL STREET.

Date of Meeting
Location of Meeting

Name: ____________________

Address: ____________________

____

Phone: ____________________

Email: ____________________

☐ Please send me the prospectus and additional material regarding the Zea Capital Fund and have a Registered Representative call.

Best Days to call: M T W TH F S
Best Time to call: Morning Afternoon Evening

I would refer the following contacts (Please provide name & phone number):

____
____
____
____
____

☐ Thanks, but I am not interested in the Zea Capital Fund. *If not interested, would you please share your reason(s) why not?*

____
____
____
____
____

ZEA CAPITAL
formed by IOWA CORN

INTERNAL USE ONLY

Recd: __________ Tracking #: __________

FID: __________ FA: __________

This document is neither an offer to sell nor a solicitation of an offer to buy any securities. A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective.

A copy of the prospectus relating to this offering may be obtained from Nations Financial Group, Inc. by calling 800-351-2471 or writing to:

Nations Financial Group Attn: ZEA
4000 River Ridge Dr NE, Cedar Rapids, IA 52402
zea@nationsfg.com

Date of Meeting
Location of Meeting

Name: ____________________

Address: ____________________

____

Phone: ____________________

Email: ____________________

☐ Please send me the prospectus and additional material regarding the Zea Capital Fund and have a Registered Representative call.

Best Days to call: M T W TH F S
Best Time to call: Morning Afternoon Evening

I would refer the following contacts (Please provide name & phone number):

____
____
____
____
____

☐ Thanks, but I am not interested in the Zea Capital Fund. *If not interested, would you please share your reason(s) why not?*

____
____
____
____
____

ZEA CAPITAL
formed by IOWA CORN

INTERNAL USE ONLY

Recd: __________ Tracking #: __________

FID: __________ FA: __________

This document is neither an offer to sell nor a solicitation of an offer to buy any securities. A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective.

A copy of the prospectus relating to this offering may be obtained from Nations Financial Group, Inc. by calling 800-351-2471 or writing to:

Nations Financial Group Attn: ZEA
4000 River Ridge Dr NE, Cedar Rapids, IA 52402
zea@nationsfg.com